Initial Public Offering (Details Narrative) - USD ($)				3 Months Ended	11 Months Ended	12 Months Ended
	Jun. 18, 2021	Jun. 18, 2021	Jun. 03, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Nov. 30, 2022	Jun. 03, 2022
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit							$ 10.32
Proceeds from initial public offering, net of underwriting discount					$ 100,909,536
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001	$ 0.0001
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.15
Public Warrants [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Warrants Issued Per Unit			1	1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50		$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued			10,000,000
Purchase price, per unit			$ 10.00
Proceeds from initial public offering, net of underwriting discount			$ 100,000,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001
Number of Shares Issued Per Unit			1
IPO [Member] | Public Warrants [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant			1
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued	326,000		1,500,000	1,500,000	1,500,000
Purchase price, per unit	$ 10.00	$ 10.00
Proceeds from initial public offering, net of underwriting discount		$ 326,000,000